Other Assets Components of Other Assets Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Deferred tax assets	$ 139	$ 180
Ceded insurance reserves	95	102
Prepaid expenses and deferred charges	89	89
Fixed assets, net	67	128
Other investments	29	52
current tax receivables	13	20
Cost basis investments	11	11
Receivables from parent and affiliates	4	76
Other	34	32
Other Assets	$ 481	$ 690